Principal accountants' fees and services (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of Accountants' Fees and Services	The table below shows fees charged by those firms and member firms of their networks to Sanofi and consolidated subsidiaries in the years ended December 31, 2019 and 2018.

	Ernst & Young				PricewaterhouseCoopers
	2019		2018		2019		2018
(€ million)	Amount	%	Amount	%	Amount	%	Amount	%
Audit:
Statutory audit of separate and consolidated financial statements(a)	14.0	90%	16.6	77%	14.6	99%	16.8	94%
Services other than statutory audit(b)	1.6	10%	5.0	23%	0.2	1%	1.0	6%
Audit-related services(c)	0.9		4.0		0.2		0.7
Tax	—		—		—		—
Other	0.7		1.0		—		0.3
Total	15.6	100%	21.6	100%	14.8	100%	17.8	100%

(a)
Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young €7.2 million in 2019, €8.1 million in 2018; PricewaterhouseCoopers €7.3 million in 2019, €7.7 million in 2018.

(b)	Services other than statutory audit provided by Ernst & Young et Autres during 2019 comprised:
- work on share capital transactions and securities issues submitted to the Annual General Meeting (in extraordinary business) for approval;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference;
- agreed-upon and audit procedures in connection with a divestment; and
- issuance of the Independent third party’s report on the consolidated statement of extra-financial performance.
Services other than statutory audit provided by PricewaterhouseCoopers Audit during 2019 comprised:
- work on share capital transactions and securities issues submitted to the Annual General Meeting (in extraordinary business) for approval;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference;
- contractual audits, assurance engagements, agreed-upon procedures, technical consultancy and work relating to Sanofi’s new information systems.
(c)
Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young: €0.8 million in 2019, €3.9 million in 2018; PricewaterhouseCoopers €0.1 million in 2019, €0.7 million in 2018.